accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
accounts payable and accrued liabilities
Accrued liabilities	$ 1,159	$ 1,066
Payroll and other employee related liabilities	429	403
Restricted stock units liability	72	66
Total	1,660	1,535
Trade accounts payable	686	717
Interest payable	157	147
Other	67	61
Total	$ 2,570	$ 2,460	$ 2,330